Acquisition of businesses (Tables)	6 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Disclosure of acquisition and sale of businesses and purchase of non controlling interests

Acquisitions
$ million
Brands	43
Inventories	3
Other working capital	2
Cash	2
Fair value of assets and liabilities	50
Goodwill arising on acquisition	21
Step acquisition	(26)
Consideration payable	45
Satisfied by:
Cash consideration paid	(25)
Deferred consideration payable	(20)
(45)

Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests

Consideration
$ million
Acquisitions in the period - subsidiaries
Cash consideration paid	(25)
Cash acquired	2
Prior year acquisitions - subsidiaries
Other consideration	(6)
Investment in associates
Capital injections(1)	(47)
Net cash outflow on acquisition of businesses	(76)
(1) Additional investments in a number of Distill Ventures associates.